CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net (loss) income for the year	$ 22,820,536	$ 202,093,775	$ 27,731,345
Adjustments to reconcile net profit to net cash generated by operating activities
Income tax expense	14,544,529	126,188,528	22,165,913
Depreciation and amortization	85,527,637	82,384,381	92,217,435
Charge of provisions	8,517,778	6,949,887	20,035,455
Exchange rate differences	74,907,906	53,612,657	272,413,511
Loss from securities transactions	0	715,697	5,259,884
Interest expense	47,491,339	76,647,106	178,214,778
Share-based payments	0	898,420	1,134,194
Gain on disposal of property, plant and equipment	(545,217)	(3,591,002)	(1,291,556)
(Recovery) charge of allowance for other doubtful receivables	(1,099,382)	1,170,529	(608,471)
Gain on net monetary position	(90,039,231)	(345,814,744)	(397,500,099)
Changes in operating assets and liabilities
Inventories	(13,946,564)	(60,629,139)	(41,753,499)
Other receivables	(19,338,339)	30,139,338	(13,729,940)
Trade accounts receivable	(36,778,905)	(52,421,796)	(71,746,257)
Advances from customers	7,771,320	(1,587,621)	4,307,951
Accounts payable	18,248,585	71,829,563	129,517,402
Salaries and social security contributions	6,580,877	15,499,161	19,313,585
Provisions	(2,053,249)	(1,711,285)	(1,925,833)
Tax liabilities	17,790,218	(7,078,019)	(4,572,031)
Other liabilities	317,295	(14,793,597)	20,247,355
Income tax paid	(75,320,906)	(16,436,749)	(15,849,029)
Net cash generated by discontinued operating activities	65,396,227	164,065,090	243,582,093
INVESTING ACTIVITIES
Proceeds from sale of interest in Yguazú Cementos S.A.	1,453,016	0	1,860,582
Proceeds from disposal of property, plant and equipment	2,003,024	2,276,105	2,363,099
Payments to acquire property, plant and equipment	(62,885,583)	(96,093,552)	(103,279,817)
Payments to acquire intangibles assets	(6,410,068)	(903,061)	(1,918,818)
Payments to acquire investments	(50,043,525)	0	0
Redemption of investments	50,724,638	0	0
Contributions to FFFSFI	(1,552,882)	(1,170,529)	(1,652,292)
Net cash used in investing activities	(66,711,380)	(95,891,037)	(102,627,246)
FINANCING ACTIVITIES
Proceeds from borrowings	224,864,793	434,282,697	199,004,433
Issuance of corporate bonds	119,586,263	0	408,175,537
Interest paid	(37,414,168)	(81,021,791)	(155,763,541)
Dividends paid	(2,609)	0	(248,780,143)
Lease payments	(2,325,884)	(2,283,626)	(2,752,234)
Repayment of borrowings and corporate bonds	(283,309,579)	(413,687,991)	(317,579,971)
Repurchase of capital stock	0	(782,491)	0
Net cash generated by (used in) financing activities	21,398,816	(63,493,202)	(117,695,919)
Net increase in cash and cash equivalents	20,083,663	4,680,851	23,258,928
Cash and cash equivalents at beginning of period	11,251,842	19,291,048	43,809,033
Effect of restating in constant currency of cash and cash equivalents	(12,102,579)	(13,198,080)	(66,514,038)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	12,182,737	478,023	18,737,125
Cash and cash equivalents at end of period	$ 31,415,663	$ 11,251,842	$ 19,291,048